GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

Intangible assets consist of the following at:

	June 30, 2022	December 31, 2021
License	$630,506	$345,739
Trade name / mark	36,997	36,997
Customer base	176,793	176,793
	844,296	559,529
Less: Accumulated amortization	(152,990)	(123,459)
Subtotal	691,306	436,070
Goodwill	49,697	49,697
Total	$741,003	$485,767

NOTE 4 – GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible, net assets consist of the following at December 31,:

	2021	2020
License	$345,739	$50,000
Trade name /mark	36,997	36,997
Customer base	176,793	176,793
	559,529	263,790
Less: Accumulated amortization	(116,066)	(82,981)
Subtotal	443,463	180,809
Goodwill	49,697	49,697
Total	$493,160	$230,506